Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities
NOTE 30. RECONCILIATION OF LOSS AFTER INCOME TAX TO NET CASH USED IN OPERATING ACTIVITIES

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Loss after income tax expense for the year	(29,902,624)	(13,468,232)	(18,343,984)
Adjustments for:
Depreciation and amortization	2,070,116	2,079,639	1,879,151
Share based payments	1,702,159	1,724,282	1,581,987
Changes in fair value of US investor warrants	8,663,013	(2,214,813)	(961,176)
US warrants transaction costs	—	—	236,887
Unrealized gain on exchange through the profit and loss	646,630	(200,784)	(330,951)
Net change in fair value of convertible note liability	1,171,959	1,146,406	996,875
Change in operating assets and liabilities:
Decrease/(Increase) in current receivables	(2,830,539)	1,900,434	(1,762,132)
Decrease/(Increase) in other operating assets	(620,024)	243,581	(44,052)
Increase/(Decrease) in trade and other payables	1,382,362	(2,126,001)	1,396,519
Increase in employee benefits	76,606	76,149	64,478

Net cash used in operating activities	(17,640,342)	(10,839,339)	(15,286,398)